Note 14 - Stock-based Awards: Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs (Tables)	12 Months Ended
Sep. 30, 2016
Tables/Schedules
Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs
	Year ended September 30,
	2016	2015
Salaries and benefits	$426,966	$140,911
General and administrative expenses	464,000	54,000
Total	$890,966	$194,910